Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property and equipment, net
Property and equipment, net

10. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2017	2018
	RMB	RMB
Office furniture and equipment	1,187	2,007
Computer equipment	6,930	7,517
Servers and network equipment	17,991	45,601
Leasehold improvements	7,193	12,539
Vehicles	—	575
Building	—	12,512
Total	33,301	80,751
Accumulated depreciation	(14,335)	(28,429)
Property and equipment, net	18,966	52,322

Depreciation expenses were RMB4,637, RMB5,769 and RMB14,046 for the years ended December 31, 2016, 2017 and 2018, respectively.